CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	¥ (1,266,118)	¥ (1,191,213)	¥ (669,214)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of debt issuance and commitment cost and debt discount	154,916	200,069	160,699
Depreciation and amortization	3,189,074	2,616,898	1,638,474
Operating lease cost relating to prepaid land use rights	101,848	40,422	20,412
Net gain on disposal of property and equipment	(15,025)	(1,763)	(256)
Share-based compensation expenses	290,815	391,275	333,686
Impairment loss of long-lived assets	12,759	0	0
Gain from purchase price adjustment	(205,000)	(7,010)	(55,154)
Loss from equity method investment	9,934	968	3,375
Allowance for doubtful accounts	9,930	10,070	2,037
Deferred tax benefit	(99,153)	(48,463)	(89,739)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(678,834)	(37,992)	(465,189)
VAT recoverable	1,182,515	(631,562)	(463,630)
Prepaid expenses	18,284	(35,192)	(53,933)
Other current assets	3,859	(55,452)	65,756
Other non-current assets	2,981	(53,702)	(72,099)
Accounts payable	189,714	35,496	119,163
Accrued expenses and other payables	(123,513)	(121,828)	(139,891)
Deferred revenue	49,557	24,470	6,285
Other long-term liabilities	2,374	15,190	9,015
Operating leases	27,150	50,682	(28,910)
Net cash provided by operating activities	2,858,067	1,201,363	320,887
Cash flows from investing activities:
Payments for purchase of property and equipment and land use rights	(7,847,305)	(9,700,536)	(8,037,002)
Cash acquired from the business combinations		57,236	4,801
Cash paid for the business combinations	(1,196,758)	(3,451,941)	(1,172,518)
Cash paid for the asset acquisitions	(2,287,199)	(179,770)	(180,910)
Cash paid for equity investments	(3,400)	(3,000)	(4,500)
(Deposits and prepayments) refund of deposits for potential acquisitions	19,000	(435,804)	(4,300)
Receipts from collection of loans		20,866
Payments for subscription of convertible bond	(2,840)
Proceeds from sale of property and equipment	43,618	1,411	16,422
Net cash used in investing activities	(11,274,884)	(13,691,538)	(9,378,007)
Cash flows from financing activities:
Proceeds from short-term borrowings	4,876,691	3,775,353	1,156,215
Proceeds from long-term borrowings	7,012,465	12,409,833	6,939,140
Repayment of short-term borrowings	(8,237,650)	(902,659)	(438,925)
Repayment of long-term borrowings	(1,347,740)	(5,177,495)	(4,187,184)
Payment of issuance cost and commitment cost of debts	(109,419)	(150,008)	(158,480)
Proceeds from exercise of stock options		2,082	78,748
Net proceeds from issuance of ordinary shares			15,974,517
Proceeds from issuance of convertible bonds	3,917,036
Payment of redeemable preferred shares dividends	(51,578)	(49,221)	(65,489)
Capital contribution from non-controlling shareholders		225,948	105,000
Proceeds from sales of non-controlling interests of subsidiaries while retaining control	69,828
Payment under finance leases and other financing obligations	(1,138,542)	(265,481)	(198,234)
Proceeds from other financing arrangements	845,319	50,312	1,079,370
Payment for purchase of property and equipment through vendor financing	(105,916)	(808,200)	(92,299)
Payment of contingent consideration for the acquisition of subsidiaries	(280,375)	(926,196)	(48,718)
Payment for acquisition of non-controlling interests	(593,801)	(65,113)
Net cash provided by financing activities	4,856,318	8,119,155	20,143,661
Effect of exchange rate changes on cash and restricted cash	416,198	(95,542)	(566,874)
Net increase (decrease) in cash and restricted cash	(3,144,301)	(4,466,562)	10,519,667
Cash and restricted cash at beginning of year	12,026,367	16,492,929	5,973,262
Cash and restricted cash at end of year	8,882,066	12,026,367	16,492,929
Supplemental disclosures of cash flow information
Interest paid	1,803,013	1,538,974	1,113,443
Income tax paid	343,349	252,071	211,612
Supplemental disclosures of non-cash investing and financing activities
Non-cash effect of acquisitions of subsidiaries	7,644	2,044,575	718,546
Settlement of liability-classified restricted share award	13,719	¥ 11,147	10,089
Conversion of convertible bonds			¥ 65
Other receivable contributed by non-controlling shareholders as capital contribution	¥ 10,362